SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2020
SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS
SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS

4.      SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions which affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

Estimates are based on historical experience and other factors considered to be reasonable, and are reviewed on an ongoing basis. Revisions to estimates and the resulting effects on the carrying amounts of the Company’s assets and liabilities are accounted for prospectively.

The Company has identified the following areas where significant estimates, assumptions and judgments are made and where actual results may differ from the estimates under different assumptions and conditions and may materially affect financial results of the Company reported in future periods.

(a)	Resource and reserve estimation

The accuracy of resource and reserve estimates is a function of the quantity and quality of available data and assumptions made and judgments used in the geological and engineering interpretation and may be subject to revision based on various factors. Changes in resource estimates may impact the carrying value of a mineral property, plant and equipment, the calculation of amortization and depletion, the capitalization of mine development costs, and the timing of cash flows related to reclamation and remediation provision.

(b)	Useful lives of mineral properties, plant and equipment

The Company estimates the remaining life of its producing mineral properties on an annual basis using a combination of quantitative and qualitative factors including historical results, Mineral Resource and Reserve estimates, and management’s intent to operate the property. The estimated remaining life of the producing mineral property is used to calculate amortization and depletion expense, assess impairment charges and the carrying values of assets, and forecast the timing of the payment of reclamation and remediation costs.

There are numerous uncertainties inherent in the estimation of the remaining lives of the producing mineral properties, and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in the forecast prices of commodities, exchange rates, or production costs may change the economic status of the Mineral Resource and Reserves, estimates, economic potential of production from areas not included in the National Instrument 43‑101 (“NI 43‑101”) reports, and management’s intent to operate a property, and may ultimately have a material impact on the estimated remaining lives of the properties.

(c)	Reclamation and remediation provision

The amounts recorded for reclamation and remediation provisions are based on estimates prepared by third-party environmental specialists, if available, or by persons within the Company who have the relevant skills and experience. These estimates are based on remediation activities required by environmental laws, the expected timing of cash flows, and the pre-tax risk-free interest rates on which the estimated cash flows have been discounted. These estimates also include an assumption of the rate at which costs may inflate in future periods. Actual results could differ from these estimates. The estimates require extensive judgment about the nature, cost and timing of the work to be completed, and may change with future changes to costs, environmental laws and regulations and remediation practices.

(d)	Review of asset carrying values and assessment of impairment

The Company reviews each asset or cash generating unit at each reporting date to determine whether there are any indicators of impairment. If any such indication exists, a formal estimate of recoverable amount is performed and an impairment loss is recognized to the extent that the carrying amount exceeds the recoverable amount. The recoverable amount of an asset or cash generating unit is measured at the higher of fair value less costs to sell and value in use.

The determination of fair value less costs of disposal and value in use requires management to make estimates and assumptions about expected production and sales volumes, metal prices, ore tonnage and grades, recoveries, operating costs, reclamation and remediation costs, future capital expenditures and appropriate discount rates for future cash flows. The estimates and assumptions are subject to risk and uncertainty, and as such there is the possibility that changes in circumstances will alter these projections, which may impact the recoverable amount of the assets. In such circumstances, some or all of the carrying value of the assets may be further impaired or the impairment charge reduced with the impact recorded in profit or loss.

(e)	Income taxes and recoverability of deferred tax assets

In assessing the probability of realizing income tax assets, the Company makes estimates related to expected future taxable income, potential tax planning opportunities, estimated timing of reversals of temporary differences, and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. Where applicable tax laws and regulations are unclear or subject to ongoing varying interpretations, it is reasonably possible that changes in these estimates can occur, which may materially affect the amounts of income tax assets recognized. In addition, future changes in tax laws could limit the Company’s ability to realize the benefits from deferred tax assets.

(f)	Determination of functional currencies

The determination of an entity’s functional currency is a matter of judgment based on an assessment of the specific facts and circumstances relevant to determining the primary economic environment of each entity within the group. The Company reconsiders the functional currencies used when there is a change in events or conditions considered in determining the primary economic environment of each entity.

(g)	Leases

The determination of whether a contract contains a lease under IFRS 16 is a matter of judgment based on the assessment of the specific terms and conditions in the contract.

(h)	Purchase price accounting

Significant judgments were made by management on the purchase price accounting in arriving at estimated acquisition date fair values for the net assets acquired and liabilities assumed on the Acquisition of Beadell.

(i)	Contingencies

Significant judgments were made by management in the determinations of the likelihood of loss for provisions and contingent liabilities related to the litigation and matters assumed upon the Acquisition (note 27(b)(iv)) and acquisition of Coricancha (note 27(b)(iii)).